Share-Based Activity under 2003 Plan (Detail) (Restricted Stock Plans, 2003 Plan, USD $)	12 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2011
Restricted Stock Plans, 2003 Plan
Weighted Average Grant-Date Fair Value
Beginning balance	$ 20.23
Shares granted to Directors	$ 26.63	$ 20.60	$ 20.73
Shares vested	$ 19.31
Ending balance	$ 22.50	$ 20.23
Shares
Beginning balance	115,000
Shares granted to Directors	35,000
Shares vested	(37,000)
Ending Balance	113,000	115,000